Inventories (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure Of Inventories [Abstract]
Summary of Inventories

	September 30, 2024	September 30, 2023
Raw materials	61,693	69,580
Work in progress	49,398	23,102
Finished goods	513,716	502,410
Inventories	624,807	595,092